Inventories - Summary of Inventories (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Classes of current inventories [abstract]
Purchased for resale	$ 3,545
Finished products	501	$ 260
Intermediate products	218	202
Raw materials	275	62
Materials and supplies	378	264
Inventories	$ 4,917	$ 788